UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02752
                                   811-21299

Name of Fund:  CMA Money Fund
               Master Money LLC

Fund Address:  P.O. Box 9011
               Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

CMA Money Fund
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                       Beneficial
                                         Interest  Mutual Funds                                               Value
------------------------------------------------------------------------------------------------------------------------
                                $       9,353,753  Master Money LLC                                      $    10,543,033
------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $10,543,033) - 100.0%            10,543,033

                                                   Liabilities in Excess of Other Assets - (0.0%)                 (3,804)
                                                                                                         ---------------
                                                   Net Assets - 100.0%                                   $    10,539,229
                                                                                                         ===============


Master Money LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                                                           Face      Interest      Maturity
Issue                                                                    Amount        Rate*        Date             Value
-------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 3.5%
-------------------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                          $ 250,000       5.30  %     8/16/2007         $   250,000
                                                                        172,000       5.32        9/20/2007             172,000
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, NA                                                    220,000       5.30 (a)    9/05/2007             220,000
-------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $642,000)                                                                         642,000
-------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 16.3%
-------------------------------------------------------------------------------------------------------------------------------
Bank Nationale de Paris, NY                                             217,000       5.35        7/30/2007             217,000
                                                                        159,790       5.27        10/03/2007            159,790
                                                                        125,000       5.29 (a)    10/03/2007            124,993
                                                                        125,000       5.36 (a)    10/03/2007            124,993
                                                                        245,030       5.31        11/20/2007            245,030
-------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                                    55,000      5.305        7/31/2007              55,000
                                                                        324,000      5.305        8/08/2007             324,000
                                                                        150,000      5.305        8/13/2007             150,000
                                                                         90,000       5.31        8/16/2007              90,000
                                                                        219,000      5.305        10/11/2007            219,000
-------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                                  180,000       5.41 (a)    3/17/2008             180,000
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, NY                                                       300,000       5.30        8/20/2007             300,000
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG NY                                                     191,660      5.385        3/11/2008             191,660
-------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY                                          175,955       5.27        10/03/2007            175,955
                                                                         69,660       5.28        10/05/2007             69,660
-------------------------------------------------------------------------------------------------------------------------------
Mizuho Corporate Bank, NY                                               100,000       5.31        7/09/2007             100,000
                                                                         59,000       5.31        7/16/2007              59,000
                                                                        121,000       5.33        8/21/2007             121,000
-------------------------------------------------------------------------------------------------------------------------------
Norinchukin Bank, NY                                                     37,949      5.315        7/26/2007              37,949
-------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $2,945,030)                                                            2,945,030
-------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 55.7%
-------------------------------------------------------------------------------------------------------------------------------
APRECO, LLC                                                              21,000      5.255        7/12/2007              20,960
                                                                         13,437       5.23        7/23/2007              13,390
                                                                         75,000       5.27        9/20/2007              74,089
-------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks NA, Inc.                                              86,480      5.205        8/06/2007              86,005
-------------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                                  40,000      5.245        7/18/2007              39,889
-------------------------------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                                      48,000      5.295        8/10/2007              47,703
-------------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                               28,132      5.265        9/26/2007              27,766
-------------------------------------------------------------------------------------------------------------------------------
Atlas Capital Funding Corp.                                              17,600       5.24        7/16/2007              17,556
-------------------------------------------------------------------------------------------------------------------------------
Atomium Funding LLC                                                      26,000       5.26        7/02/2007              25,989
                                                                         44,000       5.25        8/07/2007              43,750
-------------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                  72,966       5.23        8/03/2007              72,595
-------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                                   30,000       5.42        7/02/2007              29,986
                                                                         50,000       5.24        7/03/2007              49,971
                                                                         27,570       5.28        8/07/2007              27,412
                                                                         50,000       5.25        9/04/2007              49,511
                                                                         10,525       5.27        9/19/2007              10,399
-------------------------------------------------------------------------------------------------------------------------------
Banco Santander Puerto Rico                                              14,950       5.30        8/15/2007              14,847
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                   150,000      5.203        7/25/2007             149,436
                                                                        200,000      5.162        8/31/2007             198,193
                                                                        400,000       5.17        9/05/2007             396,094
                                                                        125,000      5.185        11/28/2007            122,263
-------------------------------------------------------------------------------------------------------------------------------
Bavaria TRR Corp.                                                       188,763       5.44        7/02/2007             188,677
                                                                        100,300       5.31        7/19/2007             100,004
-------------------------------------------------------------------------------------------------------------------------------
Beethoven Funding Corp.                                                  13,592       5.26        7/11/2007              13,568
                                                                         25,000       5.27        8/08/2007              24,853
                                                                         58,092       5.28        8/08/2007              57,752
                                                                         13,000       5.25        8/09/2007              12,922
                                                                        141,068       5.27        9/18/2007             139,395

Master Money LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                                                           Face      Interest      Maturity
Issue                                                                    Amount        Rate*        Date             Value
-------------------------------------------------------------------------------------------------------------------------------
                                                                      $  40,044      5.275  %     9/18/2007         $    39,569
                                                                          5,000       5.27        9/21/2007               4,939
-------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.                                                       40,000       5.23        7/24/2007              39,855
                                                                         91,000       5.26        9/13/2007              89,989
                                                                         97,500       5.26        9/20/2007              96,318
-------------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC                                                  11,310       5.25        7/11/2007              11,290
-------------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                               39,422       5.23        7/06/2007              39,382
-------------------------------------------------------------------------------------------------------------------------------
CC (USA), Inc. (Centauri)                                                35,750       5.23        8/13/2007              35,516
                                                                         57,500       5.26        9/24/2007              56,769
                                                                         23,166       5.26        10/09/2007             22,821
-------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                          75,000       5.24        7/16/2007              74,814
-------------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                                         89,400       5.25        7/18/2007              89,152
-------------------------------------------------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd.                                        30,000       5.23        7/25/2007              29,887
                                                                         30,000       5.23        8/13/2007              29,804
-------------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC                                                      70,000       5.30        7/16/2007              69,825
                                                                         34,416       5.30        7/24/2007              34,289
-------------------------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                              75,000      5.255        7/13/2007              74,847
                                                                         41,000       5.26        8/08/2007              40,760
-------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.                                                  50,000      5.255        8/08/2007              49,708
-------------------------------------------------------------------------------------------------------------------------------
Cobbler Funding LLC                                                      50,233       5.31        7/16/2007              50,107
-------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC                                       35,821      5.235        8/08/2007              35,613
-------------------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp.                                                    3,802       5.23        8/06/2007               3,781
                                                                         97,014       5.23        8/10/2007              96,422
                                                                         58,035       5.27        8/13/2007              57,653
-------------------------------------------------------------------------------------------------------------------------------
Curzon Funding Ltd.                                                      20,000       5.24        7/27/2007              19,918
-------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank Plc                                                           27,000       5.23        7/24/2007              26,902
                                                                         66,700      5.235        7/26/2007              66,438
-------------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc.                                                     20,500       5.23        8/10/2007              20,375
                                                                         24,000       5.25        8/15/2007              23,836
-------------------------------------------------------------------------------------------------------------------------------
Erasmus Capital Corp.                                                    50,000       5.25        7/02/2007              49,978
                                                                         33,854       5.30        7/10/2007              33,799
                                                                         68,095       5.31        7/19/2007              67,894
                                                                         26,530       5.31        7/23/2007              26,436
                                                                         23,555      5.255        8/28/2007              23,349
                                                                         44,888       5.26        8/28/2007              44,494
-------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.                                        60,000       5.26        7/10/2007              59,904
                                                                         45,000       5.31        7/23/2007              44,841
-------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc.                                                       40,000       5.30        7/27/2007              39,835
                                                                         30,800       5.24        8/17/2007              30,580
                                                                         39,000       5.26        9/28/2007              38,481
-------------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.                                              43,666       5.30        7/20/2007              43,531
                                                                         38,425      5.265        8/16/2007              38,155
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                          185,000       5.19        8/21/2007             183,586
-------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                                                           Face      Interest      Maturity
Issue                                                                    Amount        Rate*        Date             Value
-------------------------------------------------------------------------------------------------------------------------------
Giro Balanced Funding Corp.                                           $  10,054       5.33  %     7/25/2007         $    10,015
-------------------------------------------------------------------------------------------------------------------------------
Govco, Inc.                                                              48,250       5.23        7/19/2007              48,110
                                                                         25,000       5.23        8/06/2007              24,862
-------------------------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd.                                                   131,080      5.185        11/19/2007            128,380
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.                                         40,000       5.20        8/14/2007              39,734
-------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                                3,500       5.28        8/24/2007               3,471
-------------------------------------------------------------------------------------------------------------------------------
Hudson-Thames LLC                                                        19,000       5.26        7/16/2007              18,953
-------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Plc                                               15,000       5.25        7/10/2007              14,976
                                                                         28,000       5.27        7/10/2007              27,955
-------------------------------------------------------------------------------------------------------------------------------
Ivory Funding Corp.                                                      20,350       5.27        9/17/2007              20,112
-------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC                                                             16,170       5.21        7/30/2007              16,097
-------------------------------------------------------------------------------------------------------------------------------
Lake Constance Funding LLC                                               29,222      5.265        9/14/2007              28,893
-------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC                                        56,714       5.24        8/06/2007              56,400
                                                                         71,368       5.23        8/08/2007              70,953
                                                                        147,311       5.23        8/17/2007             146,262
-------------------------------------------------------------------------------------------------------------------------------
Liberty Street Funding Corp.                                             21,000       5.25        7/09/2007              20,969
                                                                         25,000       5.25        7/12/2007              24,953
                                                                         40,000       5.31        7/13/2007              39,917
                                                                         50,000       5.27        9/17/2007              49,415
                                                                          8,800       5.27        9/24/2007               8,688
-------------------------------------------------------------------------------------------------------------------------------
Lockhart Funding LLC                                                     49,660       5.30        7/24/2007              49,477
-------------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd.                                                      44,050      5.215        8/13/2007              43,763
                                                                        122,323      5.135        9/04/2007             121,154
-------------------------------------------------------------------------------------------------------------------------------
Mane Funding Corp.                                                       35,341       5.24        7/17/2007              35,248
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                          100,000      5.435 (a)    7/12/2007             100,000
-------------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                                    50,000       5.23        7/19/2007              49,855
                                                                         50,000       5.26        9/20/2007              49,394
-------------------------------------------------------------------------------------------------------------------------------
Nieuw Amsterdam Receivables Corp.                                        38,084       5.28        7/06/2007              38,045
-------------------------------------------------------------------------------------------------------------------------------
Nightingale Finance LLC                                                 100,000       5.26        8/13/2007              99,343
-------------------------------------------------------------------------------------------------------------------------------
Norddeutsche Landesbank Girozentrale                                     76,500       5.24        7/11/2007              76,366
                                                                         71,381       5.24        7/12/2007              71,246
-------------------------------------------------------------------------------------------------------------------------------
North Sea Funding LLC                                                    37,332       5.24        7/16/2007              37,240
                                                                         43,800       5.31        7/23/2007              43,645
                                                                         11,467       5.24        8/09/2007              11,399
                                                                        104,000      5.265        9/17/2007             102,783
-------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                        50,000      5.235        7/12/2007              49,905
                                                                         75,000       5.24        7/13/2007              74,847
                                                                         25,000       5.24        9/05/2007              24,753
-------------------------------------------------------------------------------------------------------------------------------
Nyala Funding LLC                                                        27,400       5.26        7/16/2007              27,332
-------------------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                                    91,963       5.25        7/03/2007              91,909
                                                                         28,267       5.25        7/13/2007              28,209
                                                                         62,116      5.255        9/14/2007              61,418
-------------------------------------------------------------------------------------------------------------------------------
Polonius, Inc.                                                           10,200      5.245        7/24/2007              10,163
                                                                         12,695       5.24        7/27/2007              12,643
                                                                         31,352      5.275        8/20/2007              31,113
                                                                         38,465       5.27        9/17/2007              38,015
-------------------------------------------------------------------------------------------------------------------------------
Raiffeisen Zentralbank Oesterreich AG                                   110,000       5.24        7/23/2007             109,616
                                                                         35,200       5.26        8/22/2007              34,922
-------------------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC                                               168,946       5.24        8/15/2007             167,790
-------------------------------------------------------------------------------------------------------------------------------
Santander Central Hispano Finance (Delaware), Inc.                      110,045       5.20        7/23/2007             109,664
-------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC                                                     124,850       5.31        7/23/2007             124,408
-------------------------------------------------------------------------------------------------------------------------------
Sedna Finance Inc.                                                       85,000       5.26        9/17/2007              84,006
                                                                         50,000       5.27        9/18/2007              49,407
                                                                         50,000       5.27        9/27/2007              49,341
-------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Corp.                                                      15,000       5.25        9/13/2007              14,834
                                                                         11,000       5.26        9/13/2007              10,878
-------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                                                           Face      Interest      Maturity
Issue                                                                    Amount        Rate*        Date             Value
-------------------------------------------------------------------------------------------------------------------------------
Silver Tower U.S. Funding LLC                                         $  30,000       5.24  %     8/06/2007         $    29,834
                                                                         60,000       5.25        9/04/2007              59,414
-------------------------------------------------------------------------------------------------------------------------------
Simba Funding Corp.                                                       2,552       5.28        7/25/2007               2,542
                                                                         50,000       5.25        9/10/2007              49,468
                                                                         55,000       5.26        9/21/2007              54,325
-------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                                         38,980      5.235        8/03/2007              38,782
                                                                         50,000      5.205        8/08/2007              49,713
-------------------------------------------------------------------------------------------------------------------------------
Societe Generale                                                         82,760      5.195        7/23/2007              82,473
-------------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                                   140,400      5.245        9/04/2007             139,029
                                                                         37,000       5.25        9/12/2007              36,595
-------------------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd.                                                     32,925       5.21        8/07/2007              32,739
-------------------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.                                                     23,282      5.255        7/16/2007              23,224
                                                                         38,000       5.27        9/10/2007              37,594
-------------------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB                                                     50,000       5.26        9/06/2007              49,496
-------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp.                                                      50,100       5.24        7/06/2007              50,049
                                                                        100,550      5.265        9/21/2007              99,319
-------------------------------------------------------------------------------------------------------------------------------
Tempo Finance Corp.                                                      20,000       5.23        8/13/2007              19,869
-------------------------------------------------------------------------------------------------------------------------------
Thames Asset Global Securitization No. 1, Inc.                           95,701       5.30        7/09/2007              95,562
                                                                         63,919       5.23        7/20/2007              63,722
                                                                        230,696       5.30        7/20/2007             229,985
                                                                         83,766       5.30        7/23/2007              83,470
                                                                         70,755       5.25        9/07/2007              70,033
                                                                         61,343       5.25        9/12/2007              60,672
-------------------------------------------------------------------------------------------------------------------------------
Three Pillars Funding LLC                                                25,307       5.24        7/18/2007              25,237
-------------------------------------------------------------------------------------------------------------------------------
Three Rivers Funding Corp.                                               75,062       5.28        7/10/2007              74,941
-------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                                  48,396       5.25        7/13/2007              48,297
                                                                         25,619       5.27        9/13/2007              25,334
-------------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC                                                  14,818       5.31        7/26/2007              14,759
                                                                         32,790       5.27        8/10/2007              32,588
-------------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware), LLC                                              70,000       5.23        7/05/2007              69,939
                                                                         50,000       5.23        7/24/2007              49,819
                                                                         14,000      5.235        7/24/2007              13,949
                                                                        125,000       5.14        8/08/2007             124,286
                                                                         10,000      5.235        8/09/2007               9,940
                                                                        100,000      5.165        10/10/2007             98,522
-------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Bank (Ireland) Plc                                   81,585      5.235        7/09/2007              81,466
                                                                         36,060       5.21        8/06/2007              35,862
                                                                        140,940       5.15        8/09/2007             140,113
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                             51,700       5.47        7/02/2007              51,676
-------------------------------------------------------------------------------------------------------------------------------
Versailles CDS, LLC                                                      25,000       5.29        7/12/2007              24,952
                                                                         40,000       5.29        7/26/2007              39,841
-------------------------------------------------------------------------------------------------------------------------------
Vetra Finance, Inc.                                                      38,026       5.25        7/12/2007              37,954
                                                                         15,950       5.24        7/20/2007              15,901
                                                                         52,000      5.235        7/30/2007              51,766
-------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.                                                31,000       5.30        7/09/2007              30,954
                                                                         69,329      5.245        7/10/2007              69,218
-------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                    39,529       5.18        8/08/2007              39,301
-------------------------------------------------------------------------------------------------------------------------------
Westpac Securities NZ Ltd.                                               80,000       5.15        8/13/2007              79,485
-------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                                                           Face      Interest      Maturity
Issue                                                                    Amount        Rate*        Date             Value
-------------------------------------------------------------------------------------------------------------------------------
Whistlejacket Capital LLC                                             $  35,676       5.31  %     7/16/2007         $    35,587
                                                                          9,175       5.28        9/07/2007               9,082
                                                                         48,775      5.275        9/17/2007              48,203
-------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital, LLC                                                    16,000       5.26        7/23/2007              15,944
-------------------------------------------------------------------------------------------------------------------------------
Zela Finance, Inc.                                                       59,130       5.30        7/16/2007              58,982
                                                                         40,000       5.24        7/25/2007              39,849
                                                                         50,000      5.235        8/06/2007              49,724
                                                                         31,000       5.25        9/13/2007              30,656
-------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $10,075,699)                                                                          10,075,699
-------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Arkle Master Issuer Plc Series 2006-1A Class 1A                          46,400       5.30 (a)    11/19/2007             46,400
-------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                          43,300       5.32 (a)    7/18/2008              43,300
-------------------------------------------------------------------------------------------------------------------------------
Calyon, NY                                                              325,000       5.27 (a)    4/02/2008             324,926
-------------------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp.                                                  117,765       5.30 (a)    6/25/2008             117,753
-------------------------------------------------------------------------------------------------------------------------------
Natixis                                                                 158,000       5.30 (a)    3/31/2008             157,959
-------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                    44,000       5.42 (a)    7/10/2008              44,000
-------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $734,338)                                                                                 734,338
-------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 4.6%
-------------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co. (b)                                          50,000       5.41 (a)    11/01/2007             50,000
                                                                         90,000       5.40 (a)    12/03/2007             90,000
-------------------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Co. (b)                               50,000       5.41 (a)    9/18/2007              50,000
-------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                                  55,000       5.38 (a)    5/01/2008              55,000
-------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc. (b)                                               100,000       5.39 (a)    2/01/2008             100,000
-------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (b)                                      25,000       5.37 (a)    9/17/2007              25,000
                                                                         70,000       5.36 (a)    3/03/2008              70,000
                                                                        165,000       5.39 (a)    4/01/2008             165,000
                                                                         25,000       5.36 (a)    5/01/2008              25,000
-------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                                         194,000       5.43 (a)    4/14/2008             194,000
-------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $824,000)                                                                              824,000
-------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing                                                    54,000       5.34 (a)    7/22/2008              54,000
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                          163,605      5.445 (a)    10/17/2007            163,605
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                               202,600       5.37 (a)    7/14/2008             202,600
-------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.                                                    50,500       5.41 (a)    7/14/2008              50,500
-------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                        91,000       5.45 (a)    7/08/2008              91,000
-------------------------------------------------------------------------------------------------------------------------------
Principal Life Insurance Co.                                             45,000       5.39 (a)    12/07/2007             45,012
-------------------------------------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost - $606,717)                                                                               606,717
-------------------------------------------------------------------------------------------------------------------------------
Secured Liquidity Notes - 6.5%
-------------------------------------------------------------------------------------------------------------------------------
Brahms Funding Corp.                                                     37,137       5.31        7/12/2007              37,066
                                                                         42,636       5.32        7/25/2007              42,472
                                                                         69,000      5.295        7/31/2007              68,675
                                                                         39,000      5.295        8/07/2007              38,776
                                                                         84,000       5.30        8/14/2007              83,431
-------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC Series C                             100,433       5.30        7/11/2007             100,256
                                                                        130,064       5.31        7/20/2007             129,661
-------------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC Series C                                     9,851       5.31        7/09/2007               9,836
                                                                         32,000       5.31        7/18/2007              31,910
-------------------------------------------------------------------------------------------------------------------------------
Emerald Notes (BA Credit Card Trust)                                     33,700       5.26        8/28/2007              33,405
                                                                         66,300       5.28        9/07/2007              65,619
-------------------------------------------------------------------------------------------------------------------------------
Foxboro Funding Ltd.                                                     31,485       5.29        7/19/2007              31,392
                                                                         55,000       5.33        7/31/2007              54,739
                                                                         83,400       5.29        8/06/2007              82,934
                                                                         26,000       5.28        9/07/2007              25,733
-------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                                                           Face      Interest      Maturity
Issue                                                                    Amount        Rate*        Date             Value
-------------------------------------------------------------------------------------------------------------------------------
Nova Notes Program (Capital One)                                      $  31,250      5.295  %     9/06/2007         $    30,933
-------------------------------------------------------------------------------------------------------------------------------
Stony Point Capital Co., LLC                                             12,000      5.335        7/13/2007              11,975
                                                                         26,211       5.33        7/18/2007              26,139
-------------------------------------------------------------------------------------------------------------------------------
Valcour Bay Capital Co. LLC                                              20,000       5.31        7/06/2007              19,979
                                                                        130,100       5.31        7/11/2007             129,870
                                                                         20,000       5.31        7/13/2007              19,959
                                                                         66,400       5.31        8/10/2007              65,989
                                                                         45,000       5.30        8/16/2007              44,682
------------------------------------------------------------------------------------------------------------------------------
Total Secured Liquidity Notes (Cost - $1,185,431)                                                                     1,185,431
------------------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 4.5%
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                              225,000      4.875        1/11/2008             224,982
-------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                               102,000       5.25 (a)    10/05/2007            101,999
                                                                         35,000       5.25 (a)    10/26/2007             34,999
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                            50,000       4.15        7/05/2007              49,995
                                                                         33,750       4.25        9/14/2007              33,731
                                                                         37,250       4.50        12/14/2007             37,213
                                                                         30,000      4.625        2/01/2008              29,995
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                              50,000       4.45        9/28/2007              50,000
                                                                         25,000      4.625        10/05/2007             25,000
                                                                        100,000      4.705        10/11/2007             99,998
                                                                        100,000      4.725        10/19/2007            100,000
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                      33,000      4.375 (d)    12/31/2007             32,995
-------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $820,907)                            820,907
-------------------------------------------------------------------------------------------------------------------------------
Face Amount                     Issue
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
$ 46,242                        UBS Securities LLC, purchased on 6/29/2007 to yield 5.30% to 7/02/2007,
                                repurchase price of $ 46,262, Resolution Funding STRIPS+, due 1/15/2018                  46,242
-------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $46,242)                                                                             46,242
-------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
$ 34,320                        BlackRock Liquidity Series, LLC Money Market Series, 5.33% (c)(e)(f)                     34,320
-------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $34,320)                                                                             34,320
-------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $17,914,684**)  - 99.1%                                                                   17,914,684

Other Assets Less Liabilities - 0.9%                                                                                    168,532
                                                                                                                    -----------
Net Assets - 100.0%                                                                                                 $18,083,216
                                                                                                                    ===========

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at June 30, 2007.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 17,914,844
                                                                   ============
      Gross unrealized appreciation                                          --
      Gross unrealized depreciation                                $       (160)
                                                                   ------------
      Net unrealized depreciation                                  $       (160)
                                                                   ============

+     Separately Traded Registered Interest and Principal of Securities.
(a)   Floating rate security.

Master Money LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

(b) Restricted securities as to resale, representing 4.6% of net assets, were as follows:

      --------------------------------------------------------------------------------------------------------
      Issue                                           Acquisition Date           Cost                   Value
      --------------------------------------------------------------------------------------------------------
      Genworth Life Insurance Co.:
           5.41% due 11/01/2007                          11/01/2006            $ 50,000               $ 50,000
           5.40% due 12/03/2007                          12/01/2006              90,000                 90,000
      ING USA Annuity and Life Insurance
      Co., 5.41% due 9/18/2007                           8/18/2006               50,000                 50,000
      Jackson National Life Insurance Co.,
      5.38% due 5/01/2008                                5/01/2007               55,000                 55,000
      MetLife Funding, Inc., 5.39%
      due 2/01/2008                                      2/01/2007              100,000                100,000
      Metropolitan Life Insurance Co.:
           5.37% due 9/17/2007                           9/15/2006               25,000                 25,000
           5.36% due 3/03/2008                           7/02/2007               70,000                 70,000
           5.39% due 4/01/2008                           4/02/2007              165,000                165,000
           5.36% due 5/01/2008                           5/01/2007               25,000                 25,000
      New York Life Insurance Co., 5.43%
      due 4/14/2008                                      5/22/2007              194,000                194,000
      --------------------------------------------------------------------------------------------------------
      Total                                                                    $824,000               $824,000
      --------------------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e) Investments in companies considered to be an affiliate of the LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      Affiliate                                               Net Activity          Interest Income
      ---------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Money Market Series      $ 34,320                  $ 9
      ---------------------------------------------------------------------------------------------

(f)   Represents the current yield as of June 30, 2007.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money LLC


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Money Fund and Master Money LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Money Fund and Master Money LLC

Date: August 20, 2007


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Money Fund and Master Money LLC

Date: August 20, 2007